Concentrations and Risks	12 Months Ended
Dec. 31, 2025
Concentrations and Risks
Concentrations and Risks
3.	Concentrations and Risks
(a)	Server and bandwidth service provider

The Group relied on over 100 telecommunications service providers and their affiliates for server and bandwidth service to support its operations during fiscal years 2023, 2024 and 2025 as follows:

	For the year ended December 31,
	2023	2024	2025
Number of service providers, offering 10% or more of the Group’s server and bandwidth service expenditure	4	4	3
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	59.4%	63.1%	59.5%

(b)	Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC, which management considers being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services, online music services and advertising services.

Receivable from one channel accounted for 14.0% and 13.1% of the total accounts receivable balance as of December 31, 2024 and 2025, respectively.

In addition, receivable from one customer accounted for 11.2% and 13.2% of the total accounts receivable balance as of December 31, 2024 and 2025, respectively.

Short-term investments consist of financial products issued by commercial banks in China mainland with a variable interest rate indexed to performance of underlying assets, which have a maturity date within one year as of the purchase date. The effective yields of the short-term investments range from 1.13% to 5.61% per annum as of December 31, 2025. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)	Major customers

No single customer represented 10% or more of the Group’s total net revenues for the years ended December 31, 2023, 2024 and 2025.

(d)	Online games

The Group derived 36.8%, 35.7% and 35.2% of its total net revenues from its top 5 online games for the years ended December 31, 2023, 2024 and 2025, respectively.